SUPPLEMENT DATED JULY 15, 2004

TO

PROSPECTUSES

FOR

MONY VARIABLE ACCOUNT L

MONY AMERICA VARIABLE ACCOUNT L

Flexible Premium Variable Life Insurance Policy

Group Flexible Premium Variable Life Insurance Policy

Issued by

MONY Life Insurance Company

MONY Life Insurance Company of America

This supplement updates certain information contained in the current Prospectus and Statement of Additional Information and, to the extent inconsistent, it supersedes such information. Please read and keep this supplement with your current Prospectus and Statement of Additional Information for future reference.

On July 8, 2004, The MONY Group Inc. (“MONY Group”), the parent of MONY Life Insurance Company and the ultimate parent of MONY Life Insurance Company of America, was acquired by AXA Financial, Inc. (“AXA Financial”) pursuant to an Agreement and Plan of Merger with AXA Financial and AIMA Acquisition Co.

On July 9, 2004, MONY Series Fund, Inc. and Enterprise Accumulation Trust were reorganized under EQ Advisors Trust. Existing portfolio and subaccount names in your prospectus are renamed as shown in the table on the next page. Please note that all subaccounts listed may not be available under your policy. All references to Enterprise Accumulation Trust and MONY Series Fund, Inc. are deemed to refer to EQ Advisors Trust. The investment adviser for the portfolios under EQ Advisors Trust is The Equitable Life Assurance Society of the United States. The portfolio sub-advisers remain the same.

1.	For all of the prospectuses, please note the following changes:

A.	Fund Operating Expenses

Due to the reorganization of MONY Series Fund, Inc. and Enterprise Accumulation Trust, the fees and expenses for some of the portfolios have either increased or decreased. More detail concerning each portfolio’s fees and expenses is contained in the EQ Advisors Trust prospectus. Please read the prospectus carefully before investing in any of the portfolios.

B.	Administrative Offices

The address for the Company’s Administrative Offices is changed to 1290 Avenue of the Americas, New York, NY 10104.

2.	For MONY Variable Universal Life issued through MONY Variable Account L and MONY America Variable Account L, please note the following changes:

A.	Fee Tables

Under “Total Annual Fund Operating Expenses,” the percentage representing the minimum expenses that are deducted from portfolio company assets, including management fees, distribution and/or services (12b-1 fees), and other expenses is changed to 0.49%. This change is due to a reduction in the total annual fund operating expenses for the EQ/MONY Money Market Portfolio – Class IA.

3.	For MONY Custom Equity Master and MONY Equity Master issued through MONY Variable Account L and MONY America Variable Account L; Corporate Sponsored VUL—NY issued through MONY Variable Account L; and Corporate Sponsored Variable Universal Life and Corporate Strategies Group VUL issued through MONY America Variable Account L, please note the following changes:

A.	Fees and Expenses of the Funds

Under “Annual Expenses for the Year Ended December 31, 2003”, the fund expenses for portfolios of Enterprise Accumulation Trust and MONY Series Fund, Inc. are replaced with the table below. The expenses of the subaccounts are based on the expenses of the subaccounts’ predecessor for the last fiscal year, restated to reflect current fees. Please note that not all subaccounts listed may be available under your policy.

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Gross Total Annual Expenses	Amount of Contractual Waiver		Contractual Net Total Annual Expenses

EQ Advisors Trust—Class IB
EQ/Enterprise Capital Appreciation Portfolio[1]	0.75%	0.25%	0.24%	1.24%	0.00%		1.24%
EQ/Enterprise Deep Value Portfolio[1]	0.75%	0.25%	2.88%	3.88%	(2.83%	)	1.05%
EQ/Enterprise Equity Portfolio[1]	0.80%	0.25%	0.09%	1.14%	0.00%		1.14%
EQ/Enterprise Equity Income Portfolio[1]	0.75%	0.25%	0.28%	1.28%	(0.23%	)	1.05%
EQ/Enterprise Globally Socially Responsive Portfolio[1]	0.90%	0.25%	3.12%	4.27%	(2.97%	)	1.30%
EQ/Enterprise Growth Portfolio[1]	0.75%	0.25%	0.09%	1.09%	0.00%		1.09%
EQ/Enterprise Growth and Income Portfolio[1]	0.75%	0.25%	0.23%	1.23%	(0.18%	)	1.05%
EQ/Enterprise High-Yield Bond Portfolio[1]	0.60%	0.25%	0.16%	1.01%	(0.16%	)	0.85%
EQ/Enterprise International Growth Portfolio[1]	0.85%	0.25%	0.27%	1.37%	0.00%		1.37%
EQ/Enterprise Managed Portfolio[1]	0.78%	0.25%	0.07%	1.10%	(0.05%	)	1.05%
EQ/Enterprise Mergers and Acquisitions Portfolio[1]	0.90%	0.25%	3.43%	4.58%	(3.13%	)	1.45%
EQ/Enterprise Multi-Cap Growth Portfolio[1]	1.00%	0.25%	0.21%	1.46%	(0.06%	)	1.40%
EQ/Enterprise Short Duration Bond Portfolio[1]	0.45%	0.25%	0.91%	1.61%	(0.96%	)	0.65%
EQ/Enterprise Small Company Growth Portfolio[1]	1.00%	0.25%	0.18%	1.43%	(0.13%	)	1.30%
EQ/Enterprise Small Company Value Portfolio[1]	0.80%	0.25%	0.08%	1.13%	0.00%		1.13%
EQ/Enterprise Total Return Portfolio[1]	0.55%	0.25%	0.23%	1.03%	(0.38%	)	0.65%

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Gross Total Annual Expenses	Amount of Contractual Waiver		Contractual Net Total Annual Expenses

EQ Advisors Trust—Class IA
EQ/MONY Diversified Portfolio	0.50%	N/A	4.14%	4.64%	(3.49%	)	1.15%
EQ/MONY Equity Growth Portfolio	0.50%	N/A	4.71%	5.21%	(4.06%	)	1.15%
EQ/MONY Equity Income Portfolio	0.50%	N/A	0.69%	1.19%	(0.24%	)	0.95%
EQ/MONY Government Securities Portfolio	0.50%	N/A	0.15%	0.65%	0.00%		0.65%
EQ/MONY Intermediate Term Bond Portfolio	0.50%	N/A	0.16%	0.66%	0.00%		0.66%
EQ/MONY Long Term Bond Portfolio	0.50%	N/A	0.16%	0.66%	0.00%		0.66%
EQ/MONY Money Market Portfolio	0.40%	N/A	0.09%	0.49%	0.00%		0.49%

(1)	Pursuant to distribution plans adopted by certain Funds, MONY Securities Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Policies for providing distribution and shareholder services to these portfolios.

The tables below are designed to show the renaming of the portfolios and subaccounts effective July 9, 2004. Please note that all subaccounts listed may not be available under your contract. If you have any questions, please contact Policyholder Services at 1-800-487-6669.

OLD PORTFOLIO NAME	NEW PORTFOLIO NAME

Enterprise Accumulation Trust	EQ Advisors Trust – Class IB
Capital Appreciation Portfolio	EQ/Enterprise Capital Appreciation Portfolio
Deep Value Portfolio	EQ/Enterprise Deep Value Portfolio
Equity Portfolio	EQ/Enterprise Equity Portfolio
Equity Income Portfolio	EQ/Enterprise Equity Income Portfolio
Global Socially Responsive Portfolio	EQ/Enterprise Global Socially Responsive Portfolio
Growth Portfolio	EQ/Enterprise Growth Portfolio
Growth and Income Portfolio	EQ/Enterprise Growth and Income Portfolio
High-Yield Bond Portfolio	EQ/Enterprise High-Yield Bond Portfolio
International Growth Portfolio	EQ/Enterprise International Growth Portfolio
Managed Portfolio	EQ/Enterprise Managed Portfolio
Mergers and Acquisitions Portfolio	EQ/Enterprise Mergers and Acquisitions Portfolio
Multi-Cap Growth Portfolio	EQ/Enterprise Multi-Cap Growth Portfolio
Short Duration Bond Portfolio	EQ/Enterprise Short Duration Bond Portfolio
Small Company Growth Portfolio	EQ/Enterprise Small Company Growth Portfolio
Small Company Value Portfolio	EQ/Enterprise Small Company Value Portfolio
Total Return Portfolio	EQ/Enterprise Total Return Portfolio
MONY Series Fund, Inc.	EQ Advisors Trust – Class IA
Diversified Portfolio	EQ/MONY Diversified Portfolio
Equity Growth Portfolio	EQ/MONY Equity Growth Portfolio
Equity Income Portfolio	EQ/MONY Equity Income Portfolio
Government Securities Portfolio	EQ/MONY Government Securities Portfolio
Intermediate Term Bond Portfolio	EQ/MONY Intermediate Term Bond Portfolio
Long Term Bond Portfolio	EQ/MONY Long Term Bond Portfolio
Money Market Portfolio	EQ/MONY Money Market Portfolio

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Variable Account	Variable Account
Enterprise Capital Appreciation Subaccount	EQ/Enterprise Capital Appreciation Subaccount
Enterprise Deep Value Subaccount	EQ/Enterprise Deep Value Subaccount
Enterprise Equity Subaccount	EQ/Enterprise Equity Subaccount
Enterprise Equity Income Subaccount	EQ/Enterprise Equity Income Subaccount
Enterprise Global Socially Responsive Subaccount	EQ/Enterprise Global Socially Responsive Subaccount
Enterprise Growth Subaccount	EQ/Enterprise Growth Subaccount
Enterprise Growth and Income Subaccount	EQ/Enterprise Growth and Income Subaccount
Enterprise High-Yield Bond Subaccount	EQ/Enterprise High-Yield Bond Subaccount
Enterprise International Growth Subaccount	EQ/Enterprise International Growth Subaccount
Enterprise Managed Subaccount	EQ/Enterprise Managed Subaccount
Enterprise Mergers and Acquisitions Subaccount	EQ/Enterprise Mergers and Acquisitions Subaccount
Enterprise Multi-Cap Growth Subaccount	EQ/Enterprise Multi-Cap Growth Subaccount
Enterprise Short Duration Bond Subaccount	EQ/Enterprise Short Duration Bond Subaccount
Enterprise Small Company Growth Subaccount	EQ/Enterprise Small Company Growth Subaccount
Enterprise Small Company Value Subaccount	EQ/Enterprise Small Company Value Subaccount
Enterprise Total Return Portfolio	EQ/Enterprise Total Return Portfolio
MONY Diversified Subaccount	EQ/MONY Diversified Subaccount
MONY Equity Growth Subaccount	EQ/MONY Equity Growth Subaccount
MONY Equity Income Subaccount	EQ/MONY Equity Income Subaccount
MONY Government Securities Subaccount	EQ/MONY Government Securities Subaccount
MONY Intermediate Term Bond Subaccount	EQ/MONY Intermediate Term Bond Subaccount
MONY Long Term Bond Subaccount	EQ/MONY Long Term Bond Subaccount
MONY Money Market Subaccount	EQ/MONY Money Market Subaccount

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